EARNINGS PER UNIT - Narrative (Details) - SMP Holdings - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Number of units of the partnership included for calculating earnings per unit	45,300,000	45,300,000
Antidilutive units excluded from the computation of earnings per unit	$ 34.6	$ 34.6